Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	December 31, 2021	December 31, 2020
Assets:
Cash and cash equivalents	$68,296,949	$2,426
Due from intercompany and others	7,582,199	14,951,086
TOTAL CURRENT ASSETS	75,879,148	14,953,512
Other non-current asset	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	115,680,581	80,260,786
TOTAL ASSETS	$191,559,729	$95,214,298
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$10,933,373	$18,371,779
TOTAL CURRENT LIABILITIES	10,933,373	18,371,779
Commitments and contingencies
Shareholders’ equity
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 20,555,129 and 17,710,471 shares issued and outstanding as of December 31, 2020 and 2019, respectively.	39,813	20,555
Class B common stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019	-	-
Additional paid-in capital	130,318,637	59,472,255
Unearned compensation	(125,630)	(624,455)
Retained earnings	37,819,226	9,629,712
Statutory reserve	6,942,111	4,751,264
Accumulated other comprehensive income	5,632,199	3,593,188
Total shareholders’ equity	180,626,356	76,842,519
Total liabilities and shareholders’ equity	$191,559,729	$95,214,298

Schedule of condensed statements of comprehensive income (loss)
	For the year ended December 31,
	2021	2020		2019

Selling and marketing	$-	$		$(15,005)
Administrative	(3,071,681)		(1,098,668)	(408,656)
Other income (expense)	-			(820)
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	33,452,042		(11,993,122)	3,164,471
Net income (loss)	30,380,361		(13,091,790)	2,739,990
Other comprehensive income
Foreign currency translation adjustment	2,039,011		5,507,420	(561,091)
Comprehensive income (loss)	32,419,372		(7,584,370)	2,178,899
Comprehensive loss attributable to non-controlling interests	(2,051)		(2,172)	-
Comprehensive (loss) income attributable to shareholders	$32,421,423		$(7,582,198)	$2,178,899

Schedule of condensed statement of cash flows
	For the year ended December 31,
	2021	2020	2019

Cash flows from operating activities:
Net income (loss)	$30,380,361	$(13,091,790)	$2,739,990
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(33,449,939)	11,991,588	(3,164,471)
Shares-based compensation	570,000	1,097,415	-
Due from intercompany and others	(364)	-	(38,561)
Accrued expenses and other current liabilities	-	-	467,648
Net cash (used in) provided by operating activities	(2,499,942)	(2,787)	4,606

Cash flows from financing activities:
Proceeds from issuance of shares and warrants	70,794,465	-	-
Net cash provided by financing activities	70,794,465	-	-
Net increase (decrease) in cash and cash equivalents	68,294,523	(2,787)	4,606
Cash and cash equivalents at beginning of the year	2,426	5,213	607
Cash and cash equivalents at end of the year	$68,296,949	$2,426	$5,213